Consolidated Statements of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ (3,821)	$ 14,975	$ 19,953
Foreign Currency:
Translation adjustment (includes $(59), $(9) and $(32) attributable to noncontrolling interest), net of taxes of $(42), $18 and $(45)	(929)	19	(1,062)
Securities:
Net unrealized gains (losses), net of taxes of $27, $17 and $(1)	78	50	(4)
Reclassification adjustment included in net income, net of taxes of $(5), $0 and $0	(15)	0	0
Derivative Instruments:
Net unrealized gains (losses), net of taxes of $(212), $(240) and $(156)	(811)	(900)
Net unrealized gains (losses), net of taxes of $(212), $(240) and $(156)			(597)
Reclassification adjustment included in net income, net of taxes of $18, $12 and $6	69	45
Reclassification adjustment included in net income, net of taxes of $18, $12 and $6			13
Defined benefit postretirement plans:
Net prior service credit arising during period, net of taxes of $735, $1,134 and $271	2,250	3,457	830
Amortization of net prior service credit included in net income, net of taxes of $(601), $(475) and $(431)	(1,841)	(1,459)	(1,322)
Other comprehensive income (loss)	(1,199)	1,212	(2,142)
Total comprehensive income (loss)	(5,020)	16,187	17,811
Less: Total comprehensive income attributable to noncontrolling interest	(1,296)	(1,063)	(551)
Total Comprehensive Income (Loss) Attributable to AT&T	$ (6,316)	$ 15,124	$ 17,260